Financial Risks - Summary of information about probability default rate explanatory (Detail) - Americas [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Top of range [member] | AAA Credit Grades [Member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0018	0.0021
Top of range [member] | AA credit grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0031	0.0034
Top of range [member] | A credit grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.005	0.0052
Top of range [member] | BBB credit grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0079	0.0079
Top of range [member] | BB credit grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0133	0.0131
Top of range [member] | B Credit Grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.032	0.0307
Top of range [member] | CCC Or Lower Credit Grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	1	1
Bottom of range [member] | AAA Credit Grades [Member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0001	0.0001
Bottom of range [member] | AA credit grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0002	0.0002
Bottom of range [member] | A credit grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0006	0.0006
Bottom of range [member] | BBB credit grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0016	0.0017
Bottom of range [member] | BB credit grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0048	0.0048
Bottom of range [member] | B Credit Grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0117	0.012
Bottom of range [member] | CCC Or Lower Credit Grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0209	0.0196